DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2022
DUE TO RELATED PARTIES
DUE TO RELATED PARTIES

7. DUE TO RELATED PARTIES

Due to related parties consist of:

	December 31,	December 31,	December 31,
Creditor	2022	2021	2020
Occupancy costs payable to Bruce Abbott and David Lifschultz for use of Mamaroneck New York property from January 1, 2018 to September 30, 2020	$46,875	$46,875	$46,875
Due to Bruce Abbott	-	-	17,844
Totals	$46,875	$46,875	$64,719

The payables are non-interest bearing and are due on demand.